Derivative financial instruments and Short positions (Details 6) - Maximum Potential For Future Payments Gross [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
CDS	R$ 11,556,466	R$ 3,984,392	R$ 4,003,298
Total	11,556,466	3,984,392	4,003,298
Below Investment Grade	11,556,466	3,984,392	4,003,298
Total	11,556,466	3,984,392	4,003,298
Brazilian Government	11,556,466	3,984,392	4,003,298
Total	11,556,466	3,984,392	4,003,298
Nominal Value Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
CDS	11,556,466	3,984,392	4,003,298
Total	11,556,466	3,984,392	4,003,298
Below Investment Grade	11,556,466	3,984,392	4,003,298
Total	11,556,466	3,984,392	4,003,298
Brazilian Government	11,556,466	3,984,392	4,003,298
Total	R$ 11,556,466	R$ 3,984,392	R$ 4,003,298